Principal Accounting Policies - Recently Issued Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets, net	$ 22,181	$ 12,267
Operating Lease, Liability	21,745	12,014
Operating Lease, Liability, Current	5,697	6,326
Accumulated deficit	$ (367,898)	$ (192,474)
ASC 842 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets, net			$ 2,775
Operating Lease, Liability			2,762
Operating Lease, Liability, Current			1,230
Accumulated deficit			$ 0